Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000172470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 10,000		$ 10,582	$ 13,034	$ 13,137	$ 14,287	$ 14,083	$ 20,929	$ 18,467	$ 18,227	$ 24,189	$ 25,667
C000000115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,579	13,001	13,068	14,176	13,941	20,663	18,191	17,905	23,707	25,090
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index (broad-based index)
Accumulated Value	10,000		10,469	12,956	13,845	15,737	17,084	24,541	21,014	22,907	31,507	37,877
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Accumulated Value	$ 10,000		$ 10,626	$ 13,121	$ 13,255	$ 14,450	$ 14,284	$ 21,269	$ 18,815	$ 18,615	$ 24,756	$ 26,335